SIGNIFICANT ACCOUNTING POLICIES - Schedule of Property, plant and equipment (Details)	12 Months Ended
	Dec. 31, 2023
Computers
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	33.30%
Leasehold Improvement | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	25.00%	[1]
Leasehold Improvement | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	33.00%	[1]
Furniture
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	15.00%
Machinery and Equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	7.00%
Machinery and Equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	14.00%

[1]	In case that the duration of the lease contract is less than the lease improvement, the depreciation is being made over the contract’s period.